Net Income (Loss) per Share	3 Months Ended
Mar. 31, 2013
Net Income (Loss) per Share

16. Net Income (Loss) per Share

Basic and diluted net income (loss) per share attributable to ordinary shareholders was calculated as follows for the years ended December 31, 2010, 2011 and 2012 and for the three months ended March 31, 2012 and 2013:

	Year Ended December 31,			Three Months Ended March 31,
	2010	2011	2012	2012	2013
				(unaudited)
Basic net income (loss) per share attributable to ordinary shareholders:
Numerator:
Net income (loss)	$(736)	$2,869	$5,408	$1,024	$2,960
Accretion of redeemable convertible preferred shares to redemption value	(418)	(446)	(335)	(111)	—
Modification of redeemable convertible preferred shares	(6,542)	—	—	—	—
Net income attributable to participating securities	—	(2,294)	—	(864)	—

Net income (loss) attributable to ordinary shareholders	$(7,696)	$129	$5,073	$49	$2,960

Denominator:
Weighted average ordinary shares outstanding—basic	10,051,274	1,497,150	8,822,169	1,504,610	34,612,057

Net income (loss) per share attributable to ordinary shareholders—basic	$(0.77)	$0.09	$0.58	$0.03	$0.09

Diluted net income (loss) per share attributable to ordinary shareholders:
Numerator:
Net income (loss)	$(736)	$2,869	$5,408	$1,024	$2,960
Accretion of redeemable convertible preferred shares to redemption value	(418)	(446)	(335)	(111)	—
Modification of redeemable convertible preferred shares	(6,542)	—	—	—	—
Net income attributable to participating securities	—	(2,248)	—	(833)	—

Net income (loss) attributable to ordinary shareholders—diluted	$(7,696)	$175	$5,073	$80	$2,960

Denominator:
Weighted average ordinary shares outstanding—basic	10,051,274	1,497,150	8,822,169	1,504,610	34,612,057
Dilutive effect of ordinary share equivalents	—	580,442	1,262,411	1,046,400	1,632,590

Weighted average ordinary shares outstanding—diluted	10,051,274	2,077,592	10,084,580	2,551,010	36,244,647

Net income (loss) per share attributable to ordinary shareholders—diluted	$(0.77)	$0.08	$0.50	$0.03	$0.08

Stock options for the purchase of 1,294,137 weighted average shares were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the year ended December 31, 2010 because those options had an antidilutive impact due to the net loss attributable to ordinary shareholders incurred for that period. Stock options for the purchase of 67,587, 203,170, 212,667 and 0 weighted average shares were excluded from the computation of diluted net income per share attributable to ordinary shareholders for the years ended December 31, 2011 and 2012 and for the three months ended March 31, 2012 and 2013 (unaudited), respectively, because those options had an antidilutive impact due to their exercise prices being greater than the average fair value of the Company’s ordinary shares for those periods.